Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Income
Net revenues	$ 184,765	$ 177,526	$ 153,290
Cost of revenues	156,220	148,669	126,762
Gross profit	28,545	28,857	26,528
Operating expenses	19,028	18,491	17,053
Operating profit	9,517	10,366	9,475
Interest expense, net	1,041	1,058	838
Loss on early extinguishment of debt		643	0
Other expense	208	28	21
Income before income tax provision	8,268	8,637	8,616
Income tax provision	1,637	3,317	3,386
Income from continuing operations	6,631	5,320	5,230
Income (loss) from discontinued operations, net of tax	(8)	(1)	9
Net income	6,623	5,319	5,239
Net income attributable to noncontrolling interest	(1)	(2)	(2)
Net income attributable to CVS Health	$ 6,622	$ 5,317	$ 5,237
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 6.48	$ 4.93	$ 4.65
Income (loss) from discontinued operations attributable to CVS Health (in dollars per share)	(0.01)		0.01
Net income attributable to CVS Health (in dollars per share)	$ 6.47	$ 4.93	$ 4.66
Weighted average shares outstanding (in shares)	1,020	1,073	1,118
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 6.45	$ 4.91	$ 4.62
income (loss) from discontinued operations attributable to CVS Health (in dollars per share)	(0.01)		0.01
Net income attributable to CVS Health (in dollars per share)	$ 6.44	$ 4.90	$ 4.63
Weighted average shares outstanding (in shares)	1,024	1,079	1,126
Dividends declared per share (in dollars per share)	$ 2.00	$ 1.70	$ 1.40